Basic and Diluted Earnings Per Share Under Guidance of ASC 260 (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic EPS:
Net income	$ 244,750	$ 244,280	$ 220,559
Basic EPS(a)/(b)	$ 1.30	$ 1.30	$ 1.15
Diluted EPS:
Net income	244,750	244,280	220,559
Diluted EPS(c)/(d)	$ 1.29	$ 1.29	$ 1.15
Common Stock
Basic EPS:
Net income	244,750	244,280	220,559
Less income allocated to nonvested awards	(1,595)	(800)	(805)
Net income allocated to common stock for EPS calculation(a)	243,155	243,480	219,754
Average common shares outstanding(b)	187,145	187,403	191,239
Basic EPS(a)/(b)	$ 1.30	$ 1.30	$ 1.15
Diluted EPS:
Net income	244,750	244,280	220,559
Less income allocated to nonvested awards	(1,585)	(796)	(804)
Net income allocated to common stock for EPS calculation(c)	243,165	243,484	219,755
Average common shares outstanding	187,145	187,403	191,239
Increase due to assumed issuance of shares related to common equivalent shares outstanding	1,648	1,262	345
Average common and common equivalent shares outstanding(d)	188,793	188,665	191,584
Diluted EPS(c)/(d)	$ 1.29	$ 1.29	$ 1.15
Participating Securities
Basic EPS:
Less income allocated to nonvested awards	1,595	800	805
Net income allocated to common stock for EPS calculation(a)	1,595	800	805
Average common shares outstanding(b)	1,246	627	707
Basic EPS(a)/(b)	$ 1.28	$ 1.28	$ 1.14
Diluted EPS:
Less income allocated to nonvested awards	1,585	796	804
Net income allocated to common stock for EPS calculation(c)	$ 1,585	$ 796	$ 804
Average common shares outstanding	1,246	627	707
Average common and common equivalent shares outstanding(d)	1,246	627	707
Diluted EPS(c)/(d)	$ 1.27	$ 1.27	$ 1.14